Long-term debt	12 Months Ended
Dec. 31, 2018
Disclosure Of Long-Term Debt [Abstract]
Disclosure of debt instruments [text block]
12. Long-term debt

The following table summarizes Vermilion’s outstanding long-term debt:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Revolving credit facility	1,392,206	899,595
Senior unsecured notes	404,001	370,735
Long-term debt	1,796,207	1,270,330

The following table reconciles the change in Vermilion’s long-term debt:

($M)	2018	2017
Balance at January 1	1,270,330	1,362,192
Borrowings (repayments) on the revolving credit facility	251,155	(450,646)
Issuance of senior unsecured notes	—	391,906
Assumed on acquisitions (1)	188,496	—
Amortization of transaction costs and prepaid interest	2,286	2,012
Foreign exchange	83,940	(35,134)
Balance at December 31	1,796,207	1,270,330
(1)
Pursuant to the acquisitions described in Note 5 (Business Combinations), Vermilion assumed the credit facilities of the acquired companies and immediately extinguished them following the respective acquisitions using proceeds from Vermilion's revolving credit facility.

Revolving credit facility
At December 31, 2018, Vermilion had in place a bank revolving credit facility maturing May 31, 2022 with the following terms:

	As at
($M)	Dec 31, 2018	Dec 31, 2017
Total facility amount	1,800,000	1,400,000
Amount drawn	(1,392,206)	(899,595)
Letters of credit outstanding	(15,400)	(7,400)
Unutilized capacity	392,394	493,005

The facility can be extended from time to time at the option of the lenders and upon notice from Vermilion. If no extension is granted by the lenders, the amounts owing pursuant to the facility are due at the maturity date. The facility is secured by various fixed and floating charges against the subsidiaries of Vermilion.

The facility bears interest at a rate applicable to demand loans plus applicable margins.

As at December 31, 2018, the revolving credit facility was subject to the following financial covenants:

		As at
Financial covenant	Limit	Dec 31, 2018	Dec 31, 2017
Consolidated total debt to consolidated EBITDA	4.0	1.72	1.87
Consolidated total senior debt to consolidated EBITDA	3.5	1.34	1.30
Consolidated total senior debt to total capitalization	55%	30%	32%

The financial covenants include financial measures defined within the revolving credit facility agreement that are not defined under IFRS. These financial measures are defined by the revolving credit facility agreement as follows:

•
Consolidated total debt: Includes all amounts classified as “Long-term debt” and “Lease obligations” (including the current portion included within "Accounts payable and accrued liabilities" but excluding operating leases as defined under IAS 17) on the balance sheet.

•	Consolidated total senior debt: Defined as consolidated total debt excluding unsecured and subordinated debt.
•
Consolidated EBITDA: Defined as consolidated net earnings before interest, income taxes, depreciation, accretion and certain other non-cash items, adjusted for the impact of the acquisition of a material subsidiary.

•	Total capitalization: Includes all amounts classified as “Shareholders’ equity” plus consolidated total debt as defined above.

As at December 31, 2018 and 2017, Vermilion was in compliance with the above covenants.

Senior unsecured notes
On March 13, 2017, Vermilion issued US $300.0 million of senior unsecured notes at par. The notes bear interest at a rate of 5.625% per annum, to be paid semi-annually on March 15 and September 15. The notes mature on March 15, 2025. As direct senior unsecured obligations of Vermilion, the notes rank equally with existing and future senior unsecured indebtedness of the Company.

The senior unsecured notes were recognized at amortized cost and include the transaction costs directly related to the issuance.

Vermilion may, at its option, redeem the notes prior to maturity as follows:
•
Prior to March 15, 2020, Vermilion may redeem up to 35% of the original principal amount of the senior unsecured notes with the proceeds of certain equity offerings by the Company at a redemption price of 105.625% of the principal amount plus any accrued and unpaid interest to the applicable redemption date.

•
Prior to March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at a price equal to 100% of the principal amount of the senior unsecured notes, plus an applicable premium and any accrued and unpaid interest.

•	On or after March 15, 2020, Vermilion may redeem some or all of the senior unsecured notes at the redemption prices set forth in the following table plus any accrued and unpaid interest.

Year	Redemption price
2020	104.219%
2021	102.813%
2022	101.406%
2023 and thereafter	100.000%